Reverse Recapitalization - Cash Flow Reconciliation (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended	9 Months Ended
	Mar. 31, 2023	Jun. 30, 2023	Sep. 30, 2023
Business Combination and Asset Acquisition [Abstract]
Cash - AMCI trust account	$ 64,090	$ 64,090	$ 64,090
Public Warrants and Private Placement Warrants recorded on the Closing Date	(4,624)	(4,624)	(4,624)
Cash - PIPE financing	155,000	155,000	155,000
Conversion of the AM SAFE	29,730	29,730	29,730
Transaction costs allocated to equity	(7,223)	(7,223)	(7,223)
Proceeds From Reverse Recapitalization Transaction	236,973	236,973	236,973
Less: Transaction costs allocated to equity and paid in the three months ended March 31, 2023	(5,709)	(5,709)	(5,709)
Less: par value of shares held by PIPE investors and public stockholders	(3)	(3)	(3)
Effect of the Business Combination and PIPE financing	213,381	213,381	213,381
Total additional paid-in capital from recapitalization	$ 236,970	$ 236,970	$ 236,970